Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 100 .3%
1988 CLO 1 Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.1000%, 7.6691%,
10/15/39 (144A)
‡
$ 1,000,000 $ 1,020,956
522 Funding CLO Ltd. 2021-7A D, CME Term SOFR 3 Month + 3.1616%,
7.4519%, 4/23/34 (144A)
‡
2,140,000 2,148,242
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
7.7020%, 10/23/34 (144A)
‡
13,000,000 13,000,000
522 Funding CLO Ltd. 2019-5A DR, CME Term SOFR 3 Month + 3.2500%,
7.5520%, 4/15/35 (144A)
‡
14,150,000 14,195,806
720 East CLO Ltd. 2023-2A D, CME Term SOFR 3 Month + 5.1500%, 9.4520%,
10/15/36 (144A)
‡
7,500,000 7,626,095
AB BSL CLO 1 Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4500%,
7.7520%, 1/15/35 (144A)
‡
2,000,000 2,009,777
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 7.9136%,
4/15/34 (144A)
‡
1,000,000 1,011,779
AB BSL CLO 5 Ltd. 2024-5A D1, CME Term SOFR 3 Month + 3.1000%, 7.4148%,
1/20/38 (144A)
‡
8,000,000 8,171,398
AGL CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.1616%, 7.4636%,
4/15/34 (144A)
‡
2,000,000 2,010,627
AGL CLO 14 Ltd. 2021-14A E, CME Term SOFR 3 Month + 6.9116%, 11.2048%,
12/2/34 (144A)
‡
2,325,000 2,342,783
AGL CLO 21 Ltd. 2022-21A D1R, CME Term SOFR 3 Month + 3.0500%,
7.3432%, 10/21/37 (144A)
‡
12,000,000 12,250,840
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%,
8.6932%, 10/21/37 (144A)
‡
2,200,000 2,263,451
AGL CLO 6 Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.5116%, 7.8048%,
7/20/34 (144A)
‡
2,000,000 2,010,635
AGL CLO 7 Ltd. 2020-7A DR, CME Term SOFR 3 Month + 3.3616%, 7.6636%,
7/15/34 (144A)
‡
250,000 251,167
AGL CLO 9 Ltd. 2020-9A DR, CME Term SOFR 3 Month + 3.5500%, 7.8432%,
4/20/37 (144A)
‡
9,000,000 9,188,577
AIMCO CLO 10 Ltd. 2019-10A D1RR, CME Term SOFR 3 Month + 3.0000%,
7.2901%, 7/22/37 (144A)
‡
5,000,000 5,106,779
Aimco CLO 15 Ltd. 2021-15A D, CME Term SOFR 3 Month + 3.1616%, 7.4645%,
10/17/34 (144A)
‡
3,750,000 3,767,404
Allegany Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
7.3901%, 1/20/35 (144A)
‡
2,000,000 2,008,918
AMMC CLO 24 Ltd. 2021-24A DR, CME Term SOFR 3 Month + 2.9500%,
7.2432%, 1/20/35 (144A)
‡
3,000,000 3,030,428
AMMC CLO 26 Ltd. 2023-26A D, CME Term SOFR 3 Month + 5.7500%,
10.0520%, 4/15/36 (144A)
‡
2,750,000 2,796,462
AMMC CLO 28 Ltd. 2024-28A D1, CME Term SOFR 3 Month + 3.5000%,
7.7932%, 7/20/37 (144A)
‡
5,000,000 5,112,444
Anchorage Capital CLO 25 Ltd. 2022-25A D, CME Term SOFR 3 Month +
3.5000%, 7.7901%, 4/20/35 (144A)
‡
6,000,000 6,027,217
Apidos CLO Xxv 2016-25A D2R3, CME Term SOFR 3 Month + 3.9500%,
8.2808%, 1/20/37 (144A)
‡
4,500,000 4,545,654
Apidos CLO XXXIX Ltd. 2022-39A D, CME Term SOFR 3 Month + 3.3500%,
7.6432%, 4/21/35 (144A)
‡
2,500,000 2,512,988
Apidos CLO XXXVI 2021-36A D, CME Term SOFR 3 Month + 3.1616%, 7.4548%,
7/20/34 (144A)
‡
11,500,000 11,549,938
Apidos CLO XXXVIII 2021-38A D, CME Term SOFR 3 Month + 3.2116%,
7.5048%, 1/21/34 (144A)
‡
8,360,000 8,400,707
Ares LXII CLO Ltd. 2021-62A D, CME Term SOFR 3 Month + 3.3616%, 7.6617%,
1/25/34 (144A)
‡
3,000,000 3,013,699

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LXIV CLO Ltd. 2022-64A DR, CME Term SOFR 3 Month + 3.2500%,
7.5520%, 10/24/39 (144A)
‡
$ 2,500,000 $ 2,567,584
Ares LXV CLO Ltd. 2022-65A D, CME Term SOFR 3 Month + 3.6500%, 7.9501%,
7/25/34 (144A)
‡
10,750,000 10,793,831
Ares LXXV CLO Ltd. 2024-75A D1, CME Term SOFR 3 Month + 2.8000%,
7.1020%, 1/15/37 (144A)
‡
3,000,000 3,061,882
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%, 7.5636%,
4/15/34 (144A)
‡
2,475,000 2,485,359
Ares XXXIV CLO Ltd. 2015-2A DR, CME Term SOFR 3 Month + 3.3616%,
7.6645%, 4/17/33 (144A)
‡
1,000,000 1,009,053
Atlas Senior Loan Fund Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.9616%,
8.2548%, 1/20/34 (144A)
‡
8,400,000 8,437,303
Atlas Senior Loan Fund Ltd. 2021-18A D, CME Term SOFR 3 Month + 3.9316%,
8.2248%, 1/18/35 (144A)
‡
6,375,000 6,401,028
Atlas Senior Loan Fund XXI Ltd. 2023-21A D1, CME Term SOFR 3 Month +
5.8700%, 10.1632%, 7/20/35 (144A)
‡
6,750,000 6,864,325
Atlas Senior Loan Fund XXII Ltd. 2023-22A D, CME Term SOFR 3 Month +
5.7500%, 10.0432%, 1/20/36 (144A)
‡
5,000,000 5,141,610
Bain Capital CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.1576%, 4/16/37 (144A)
‡
3,000,000 3,079,750
Bain Capital Credit CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1716%,
7.4648%, 4/18/34 (144A)
‡
6,000,000 6,019,418
Bain Capital Credit CLO Ltd. 2019-3A DRR, CME Term SOFR 3 Month +
2.8000%, 7.0932%, 10/21/34 (144A)
‡
6,500,000 6,564,954
Bain Capital Credit CLO Ltd. 2020-3A DRR, CME Term SOFR 3 Month +
3.1000%, 7.3903%, 10/23/34 (144A)
‡
5,845,000 5,899,317
Bain Capital Credit CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.6300%,
7.9203%, 4/23/35 (144A)
‡
14,995,000 15,070,099
Bain Capital Credit CLO Ltd. 2022-3A D, CME Term SOFR 3 Month + 3.7000%,
8.0029%, 7/17/35 (144A)
‡
4,880,000 4,904,820
Bain Capital Credit CLO Ltd. 2023-1A D, CME Term SOFR 3 Month + 4.9000%,
9.2076%, 4/16/36 (144A)
‡
2,000,000 2,033,591
Bain Capital Credit CLO Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.1000%,
7.9701%, 10/23/37 (144A)
‡
2,000,000 2,043,069
Balboa Bay Loan Funding Ltd. 2023-1A D1R, CME Term SOFR 3 Month +
3.8000%, 8.0932%, 4/20/36 (144A)
‡
3,750,000 3,793,096
Ballyrock CLO 25 Ltd. 2023-25A C, CME Term SOFR 3 Month + 4.7000%,
9.0001%, 1/25/36 (144A)
‡
6,000,000 6,000,000
Ballyrock CLO 27 Ltd. 2024-27A C1, CME Term SOFR 3 Month + 2.9000%,
7.7618%, 10/25/37 (144A)
‡
3,000,000 3,063,926
Barings CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%, 7.4617%,
4/25/34 (144A)
‡
6,990,000 7,016,303
Barings CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.9116%, 8.2136%,
4/15/35 (144A)
‡
3,600,000 3,615,903
Barings CLO Ltd. 2024-3A D, CME Term SOFR 3 Month + 2.9500%, 7.2432%,
7/20/37 (144A)
‡
8,000,000 8,166,416
Barings CLO Ltd. 2020-4A D2R, CME Term SOFR 3 Month + 5.0000%,
9.2932%, 10/20/37 (144A)
‡
5,000,000 5,089,427
Barings CLO Ltd. 2024-4A E, CME Term SOFR 3 Month + 5.9500%, 10.2432%,
10/20/37 (144A)
‡
1,750,000 1,820,527
Barings CLO Ltd. 2022-2A D2R, CME Term SOFR 3 Month + 5.0000%,
9.3020%, 7/15/39 (144A)
‡
3,000,000 3,078,698
Battery Park CLO II Ltd. 2022-1A DR, CME Term SOFR 3 Month + 3.6000%,
7.8932%, 10/20/37 (144A)
‡
4,000,000 4,103,948

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Beechwood Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
7.4029%, 1/17/35 (144A)
‡
$ 2,600,000 $ 2,613,631
Benefit Street Partners CLO XIX Ltd. 2019-19A DR, CME Term SOFR 3 Month +
3.1000%, 7.4020%, 1/15/33 (144A)
‡
2,950,000 2,963,573
Benefit Street Partners CLO XVIII Ltd. 2019-18A DR, CME Term SOFR 3 Month +
3.6616%, 7.9636%, 10/15/34 (144A)
‡
2,000,000 2,010,933
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
7.5136%, 10/15/36 (144A)
‡
1,500,000 1,505,500
Birch Grove CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
7.4489%, 1/22/38 (144A)
‡
10,000,000 10,237,500
Birch Grove CLO 2 Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 3.1500%,
7.4432%, 10/19/37 (144A)
‡
3,000,000 3,087,205
Birch Grove CLO Ltd. 19A D1RR, CME Term SOFR 3 Month + 3.8500%,
8.1529%, 7/17/37 (144A)
‡
6,150,000 6,312,884
Blueberry Park CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 2.9000%,
7.1932%, 10/20/37 (144A)
‡
6,960,000 7,108,164
BlueMountain CLO XXIII Ltd. 2018-23A ER, CME Term SOFR 3 Month +
7.9800%, 12.2732%, 7/20/37 (144A)
‡
8,625,000 8,786,129
BlueMountain CLO XXV Ltd. 2019-25A D1RR, CME Term SOFR 3 Month +
3.2500%, 7.6616%, 1/15/38 (144A)
‡
12,500,000 12,751,640
BlueMountain CLO XXV Ltd. 2019-25A ERR, CME Term SOFR 3 Month +
7.4200%, 11.8316%, 1/15/38 (144A)
‡
4,275,000 4,317,495
BlueMountain CLO XXVI Ltd. 2019-26A D1R, CME Term SOFR 3 Month +
3.7616%, 8.0548%, 10/20/34 (144A)
‡
8,270,000 8,315,602
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 8.9248%, 10/20/34 (144A)
‡
4,500,000 4,525,553
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 7.6020%, 4/15/35 (144A)
‡
10,950,000 10,992,570
BlueMountain CLO XXXII Ltd. 2021-32A DR, CME Term SOFR 3 Month +
3.1000%, 7.3920%, 10/15/34 (144A)
‡
10,750,000 10,849,902
BlueMountain CLO XXXIV Ltd. 2022-34A D, CME Term SOFR 3 Month +
3.7500%, 8.0401%, 4/20/35 (144A)
‡
8,000,000 8,039,526
Canyon Capital CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%,
7.9136%, 4/15/34 (144A)
‡
5,250,000 5,272,042
Canyon Capital CLO Ltd. 2019-2A DR2, CME Term SOFR 3 Month + 2.8500%,
0.0000%, 10/15/34 (144A)
†,‡
10,000,000 10,000,000
Canyon Capital CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%,
7.5076%, 4/15/35 (144A)
‡
2,000,000 2,009,003
Canyon Capital CLO Ltd. 2019-1A D1RR, CME Term SOFR 3 Month + 3.6500%,
7.9520%, 7/15/37 (144A)
‡
2,600,000 2,668,479
Canyon CLO Ltd. 2020-2A DR2, CME Term SOFR 3 Month + 2.9500%, 7.2459%,
10/15/34 (144A)
‡
5,000,000 5,002,940
Capital Four US CLO I Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8816%,
8.1748%, 1/18/35 (144A)
‡
7,430,000 7,471,790
Captree Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 3.2500%,
7.5432%, 7/20/37 (144A)
‡
4,000,000 4,112,936
Carlyle Global Market Strategies CLO Ltd. 2016-3A DRRR, CME Term SOFR 3
Month + 2.8500%, 7.1432%, 7/20/34 (144A)
‡
10,000,000 10,095,429
Carlyle US CLO Ltd. 2020-2A CR, CME Term SOFR 3 Month + 3.4616%,
7.7617%, 1/25/35 (144A)
‡
10,600,000 10,649,706
Carlyle US CLO Ltd. 2021-7A C, CME Term SOFR 3 Month + 3.3616%, 7.6636%,
10/15/35 (144A)
‡
5,800,000 5,826,188
Carlyle US CLO Ltd. 2024-5A D1, CME Term SOFR 3 Month + 3.0000%,
7.5471%, 10/25/36 (144A)
‡
3,500,000 3,574,907

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.4001%,
10/25/36 (144A)
‡
$ 7,700,000 $ 7,783,098
Carlyle US CLO Ltd. 2022-6A DR, CME Term SOFR 3 Month + 4.7500%,
9.0501%, 10/25/36 (144A)
‡
2,000,000 2,033,159
Carlyle US CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 3.8500%,
8.1432%, 4/20/37 (144A)
‡
4,250,000 4,361,072
Carlyle US CLO Ltd. 2019-3A DRR, CME Term SOFR 3 Month + 7.3400%,
11.6332%, 4/20/37 (144A)
‡
2,500,000 2,584,677
Carlyle US CLO Ltd. 2017-2A D2R2, CME Term SOFR 3 Month + 4.7500%,
9.0432%, 7/20/37 (144A)
‡
6,750,000 6,868,965
Carlyle US CLO Ltd. 2022-2A D1R, CME Term SOFR 3 Month + 3.1000%,
7.3932%, 1/20/38 (144A)
‡
10,000,000 10,214,576
CBAMR Ltd. 2018-8A DR, CME Term SOFR 3 Month + 4.0000%, 8.3020%,
7/15/37 (144A)
‡
16,330,000 16,761,708
CBAMR Ltd. 2019-9A DR, CME Term SOFR 3 Month + 4.1500%, 8.4520%,
7/15/37 (144A)
‡
18,000,000 18,479,387
Cedar Funding VI CLO Ltd. 2016-6A DRR, CME Term SOFR 3 Month + 3.5716%,
7.8648%, 4/20/34 (144A)
‡
2,950,000 2,965,155
Cedar Funding XII CLO Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.4116%,
7.7117%, 10/25/34 (144A)
‡
2,000,000 2,008,893
CIFC Funding 2021-2A D, CME Term SOFR 3 Month + 2.9116%, 7.2136%,
4/15/34 (144A)
‡
6,000,000 6,025,037
CIFC Funding 2019-V Ltd. 2019-5A CR, CME Term SOFR 3 Month + 3.4116%,
7.7136%, 1/15/35 (144A)
‡
1,000,000 1,005,579
CIFC Funding 2022-II Ltd. 2022-2A DR, CME Term SOFR 3 Month + 2.5500%,
0.0000%, 4/19/35 (144A)
†,‡
10,000,000 10,000,000
CIFC Funding 2022-VII Ltd. 2022-7A D1R, CME Term SOFR 3 Month + 2.8500%,
7.1401%, 1/22/38 (144A)
‡
3,000,000 3,063,617
CIFC Funding 2023-III Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2500%,
8.5432%, 1/20/37 (144A)
‡
8,950,000 9,189,268
CIFC Funding 2024-IV Ltd. 2024-4A D1, CME Term SOFR 3 Month + 2.9500%,
7.5997%, 10/16/37 (144A)
‡
8,300,000 8,481,275
CIFC Funding Ltd. 2019-4A CR, CME Term SOFR 3 Month + 3.3616%, 7.6636%,
10/15/34 (144A)
‡
5,000,000 5,025,734
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 7.5636%,
7/15/36 (144A)
‡
5,050,000 5,075,840
CIFC Funding Ltd. 2017-3A D1R, CME Term SOFR 3 Month + 3.7000%, 7.9932%,
4/20/37 (144A)
‡
4,500,000 4,592,697
CIFC Funding Ltd. 2018-1A D1R, CME Term SOFR 3 Month + 2.8000%, 7.2744%,
1/18/38 (144A)
‡
1,500,000 1,529,530
Clover CLO LLC 2021-2A D, CME Term SOFR 3 Month + 3.3116%, 7.6048%,
7/20/34 (144A)
‡
3,000,000 3,017,584
Clover CLO LLC 2021-3A DR, CME Term SOFR 3 Month + 2.5500%, 6.8501%,
1/25/35 (144A)
‡
6,250,000 6,240,625
CQS US CLO Ltd. 2021-1A E, CME Term SOFR 3 Month + 7.5116%, 11.8048%,
1/20/35 (144A)
‡
4,433,000 4,450,098
Crown City CLO II 2020-2A CR, CME Term SOFR 3 Month + 3.3500%, 7.6401%,
4/20/35 (144A)
‡
12,200,000 12,251,478
Crown City CLO III 2021-1A C, CME Term SOFR 3 Month + 3.5616%, 7.8548%,
7/20/34 (144A)
‡
5,250,000 5,270,051
Crown City CLO IV 2022-4A C1R, CME Term SOFR 3 Month + 4.5000%,
8.7932%, 4/20/37 (144A)
‡
5,000,000 5,132,168
Crown City CLO V 2023-5A C1AR, CME Term SOFR 3 Month + 4.1000%,
8.3932%, 4/20/37 (144A)
‡
6,250,000 6,413,946

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Crown City CLO VI 2024-6A E, CME Term SOFR 3 Month + 6.5000%,
10.8020%, 7/15/37 (144A)
‡
$ 1,750,000 $ 1,790,240
Crown Point CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.7616%,
8.0548%, 7/20/34 (144A)
‡
6,000,000 6,032,436
Diameter Capital CLO 4 Ltd. 2022-4A C1R, CME Term SOFR 3 Month +
4.3000%, 8.6020%, 1/15/37 (144A)
‡
2,250,000 2,309,018
Dryden 102 CLO Ltd. 2023-102A D, CME Term SOFR 3 Month + 4.5500%,
8.8520%, 10/15/36 (144A)
‡
4,000,000 4,066,355
Dryden 113 CLO Ltd. 2022-113A D1R2, CME Term SOFR 3 Month + 3.1000%,
7.4020%, 10/15/37 (144A)
‡
3,900,000 3,940,144
Dryden 113 CLO Ltd. 2022-113A D2R2, CME Term SOFR 3 Month + 4.5000%,
8.8020%, 10/15/37 (144A)
‡
3,800,000 3,867,955
Dryden 115 CLO Ltd. 2024-115A D, CME Term SOFR 3 Month + 3.8000%,
8.0932%, 4/18/37 (144A)
‡
10,600,000 10,874,664
Dryden 68 CLO Ltd. 2019-68A DR, CME Term SOFR 3 Month + 3.6116%,
7.9136%, 7/15/35 (144A)
‡
6,500,000 6,521,008
Dryden 78 CLO Ltd. 2020-78A D1AR, CME Term SOFR 3 Month + 3.7500%,
8.0529%, 4/17/37 (144A)
‡
5,500,000 5,637,422
Dryden 78 CLO Ltd. 2020-78A D2R, CME Term SOFR 3 Month + 5.7500%,
10.0529%, 4/17/37 (144A)
‡
4,000,000 4,074,536
Dryden 83 CLO Ltd. 2020-83A ER, CME Term SOFR 3 Month + 6.3200%,
10.6132%, 4/18/37 (144A)
‡
5,000,000 5,147,888
Dryden 86 CLO Ltd. 2020-86A DR, CME Term SOFR 3 Month + 3.4616%,
7.7645%, 7/17/34 (144A)
‡
6,000,000 6,022,111
Dryden 94 CLO Ltd. 2022-94A D2R, CME Term SOFR 3 Month + 5.1000%,
9.4020%, 10/15/37 (144A)
‡
3,000,000 3,055,467
Dryden 97 CLO Ltd. 2022-97A D, CME Term SOFR 3 Month + 3.2000%,
7.4932%, 4/20/35 (144A)
‡
3,000,000 3,010,438
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%,
7.3901%, 4/20/35 (144A)
‡
7,300,000 7,326,684
Eaton Vance CLO Ltd. 2019-1A D1R2, CME Term SOFR 3 Month + 3.3500%,
7.6520%, 7/15/37 (144A)
‡
8,395,000 8,622,818
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 8.1717%,
1/25/35 (144A)
‡
7,900,000 7,936,108
Elmwood CLO 14 Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.1500%,
7.4432%, 4/20/35 (144A)
‡
4,250,000 4,272,191
Elmwood CLO 16 Ltd. 2022-3A DR, CME Term SOFR 3 Month + 3.8000%,
8.0932%, 4/20/37 (144A)
‡
2,000,000 2,050,171
Elmwood CLO 18 Ltd. 2022-5A D1RR, CME Term SOFR 3 Month + 2.9500%,
7.2529%, 7/17/37 (144A)
‡
3,000,000 3,062,424
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
8.5529%, 7/17/37 (144A)
‡
5,500,000 5,642,628
Elmwood CLO 30 Ltd. 2024-6A E, CME Term SOFR 3 Month + 5.2500%,
9.5529%, 7/17/37 (144A)
‡
5,000,000 5,120,632
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
8.5029%, 7/17/37 (144A)
‡
2,500,000 2,565,459
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
7.3432%, 10/20/37 (144A)
‡
17,870,000 18,234,643
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.9046%, 10/17/37 (144A)
‡
2,500,000 2,544,403
Elmwood CLO VIII Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.8000%,
8.0932%, 4/20/37 (144A)
‡
12,015,000 12,313,961
Elmwood CLO X Ltd. 2021-3A DR, CME Term SOFR 3 Month + 3.3000%,
7.5932%, 4/20/34 (144A)
‡
2,520,000 2,545,181

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elmwood CLO XI Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.2116%,
7.5048%, 10/20/34 (144A)
‡
$ 2,000,000 $ 2,009,594
Elmwood CLO XI Ltd. 2021-4A E, CME Term SOFR 3 Month + 6.2616%,
10.5548%, 10/20/34 (144A)
‡
1,250,000 1,254,513
Elmwood CLO XII Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 3.1000%,
7.4020%, 10/15/37 (144A)
‡
20,000,000 20,409,224
Elmwood CLO XII Ltd. 2021-5A D2R, CME Term SOFR 3 Month + 4.3500%,
8.6520%, 10/15/37 (144A)
‡
2,400,000 2,461,280
Empower CLO Ltd. 2023-1A D, CME Term SOFR 3 Month + 5.5000%, 9.8001%,
4/25/36 (144A)
‡
10,250,000 10,419,713
Flatiron CLO 28 Ltd. 2024-1A D2, CME Term SOFR 3 Month + 4.2500%,
8.5520%, 7/15/36 (144A)
‡
2,250,000 2,312,953
Flatiron CLO LLC 2023-1A E, CME Term SOFR 3 Month + 8.0000%, 12.3029%,
4/17/36 (144A)
‡
4,000,000 4,109,302
Fortress Credit Bsl XXI Ltd. 2024-1A D, CME Term SOFR 3 Month + 4.7500%,
9.0466%, 4/24/37 (144A)
‡
3,000,000 3,064,322
Fortress Credit BSL XXV Ltd. 2024-2A D1A, CME Term SOFR 3 Month +
4.3000%, 8.5966%, 7/24/37 (144A)
‡
3,000,000 3,085,448
Franklin Park Place CLO I LLC 2022-1A D, CME Term SOFR 3 Month + 3.7500%,
8.0370%, 4/14/35 (144A)
‡
2,500,000 2,513,865
Generate CLO 16 Ltd. 2024-16A D1, CME Term SOFR 3 Month + 3.2500%,
7.5432%, 7/20/37 (144A)
‡
5,000,000 5,131,156
Generate CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
8.7932%, 7/20/37 (144A)
‡
3,500,000 3,589,189
Generate CLO 5 Ltd. 5A D1R, CME Term SOFR 3 Month + 3.7000%, 7.9901%,
7/22/37 (144A)
‡
2,000,000 2,041,221
Generate CLO 7 Ltd. 7A D1R, CME Term SOFR 3 Month + 4.0000%, 8.2901%,
4/22/37 (144A)
‡
4,227,000 4,300,569
Generate CLO 9 Ltd. 9A D1R, CME Term SOFR 3 Month + 3.1000%, 7.3932%,
1/20/38 (144A)
‡
17,750,000 18,113,115
GoldenTree Loan Management US CLO 6 Ltd. 2019-6A DR, CME Term SOFR 3
Month + 3.1000%, 7.3932%, 4/20/35 (144A)
‡
2,750,000 2,762,509
GoldenTree Loan Management US CLO 9 Ltd. 2021-9A ER, CME Term SOFR 3
Month + 6.3000%, 10.5932%, 4/20/37 (144A)
‡
1,500,000 1,558,537
Halsey Point CLO I Ltd. 2019-1A D1R, CME Term SOFR 3 Month + 3.8000%,
8.0932%, 10/20/37 (144A)
‡
5,000,000 5,085,933
Halsey Point CLO I Ltd. 2019-1A D2R, CME Term SOFR 3 Month + 5.5000%,
9.7932%, 10/20/37 (144A)
‡
6,000,000 6,173,620
HalseyPoint CLO 3 Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 4.3000%,
8.5869%, 7/30/37 (144A)
‡
4,660,000 4,782,751
HPS Loan Management 14-2019 Ltd. 14A-19 DR, CME Term SOFR 3 Month +
3.1616%, 7.4617%, 1/25/34 (144A)
‡
1,500,000 1,507,535
Invesco CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 7.4636%,
7/15/34 (144A)
‡
1,000,000 1,003,895
Invesco CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 3.7500%, 8.0432%,
7/20/35 (144A)
‡
1,000,000 1,004,225
Invesco US CLO Ltd. 2023-3A D, CME Term SOFR 3 Month + 5.4000%,
9.7020%, 7/15/36 (144A)
‡
1,600,000 1,627,783
KKR CLO 27 Ltd. 27A D1R2, CME Term SOFR 3 Month + 2.9000%, 7.3139%,
1/15/35 (144A)
‡
4,650,000 4,692,301
KKR CLO 27 Ltd. 27A D2R2, CME Term SOFR 3 Month + 4.1000%, 8.5139%,
1/15/35 (144A)
‡
4,500,000 4,544,085
KKR CLO 49 Ltd. 49A D1R, CME Term SOFR 3 Month + 3.3000%, 7.5932%,
10/20/37 (144A)
‡
5,000,000 5,126,923

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 56 Ltd. 2024-56A D1, CME Term SOFR 3 Month + 3.1500%, 7.4520%,
10/15/37 (144A)
‡
$ 6,000,000 $ 6,137,336
LCM 33 Ltd. 33A D, CME Term SOFR 3 Month + 3.4616%, 7.7548%, 7/20/34
(144A)
‡
4,500,000 4,508,588
LCM 41 Ltd. 41A D1, CME Term SOFR 3 Month + 4.5500%, 8.8520%, 4/15/36
(144A)
‡
15,000,000 15,249,685
LCM XIV LP 14A DR, CME Term SOFR 3 Month + 3.0116%, 7.3048%, 7/20/31
(144A)
‡
2,075,000 2,083,277
Madison Park Funding LIV Ltd. 2022-54A D2R, CME Term SOFR 3 Month +
4.2500%, 8.5432%, 10/21/37 (144A)
‡
10,000,000 10,171,380
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 7.5932%, 4/18/37 (144A)
‡
2,500,000 2,566,703
Madison Park Funding LVII Ltd. 2022-57A DR, CME Term SOFR 3 Month +
2.9500%, 7.2501%, 7/27/34 (144A)
‡
2,000,000 2,019,271
Madison Park Funding LXIX Ltd. 2024-69A D1, CME Term SOFR 3 Month +
3.3500%, 7.6501%, 7/25/37 (144A)
‡
7,850,000 8,059,853
Madison Park Funding XLV Ltd. 2020-45A DRR, CME Term SOFR 3 Month +
2.9000%, 7.2020%, 7/15/34 (144A)
‡
19,400,000 19,566,720
Madison Park Funding XVII Ltd. 2015-17A CR3, CME Term SOFR 3 Month +
2.0500%, 6.3432%, 10/21/37 (144A)
‡
4,655,000 4,696,757
Madison Park Funding XXII Ltd. 2016-22A CR2, CME Term SOFR 3 Month +
1.9500%, 6.2326%, 1/15/38 (144A)
‡
13,000,000 13,113,643
Madison Park Funding XXII Ltd. 2016-22A D1R2, CME Term SOFR 3 Month +
2.9000%, 7.1826%, 1/15/38 (144A)
‡
10,000,000 10,212,543
Madison Park Funding XXXIII Ltd. 2019-33A DR, CME Term SOFR 3 Month +
3.1000%, 7.4020%, 10/15/32 (144A)
‡
3,500,000 3,513,356
Madison Park Funding XXXIV Ltd. 2019-34A D1RR, CME Term SOFR 3 Month +
3.3500%, 7.6576%, 10/16/37 (144A)
‡
13,500,000 13,835,956
Madison Park Funding XXXIX Ltd. 2021-39A DR, CME Term SOFR 3 Month +
3.2000%, 7.4901%, 10/22/34 (144A)
‡
15,050,000 15,191,363
Madison Park Funding XXXVIII Ltd. 2021-38A D, CME Term SOFR 3 Month +
3.1616%, 7.4645%, 7/17/34 (144A)
‡
2,000,000 2,007,469
Magnetite Xlii Ltd. 2024-42A D2, CME Term SOFR 3 Month + 3.9500%, 8.2613%,
1/25/38 (144A)
‡
2,500,000 2,565,517
Magnetite XLIV Ltd. 2024-44A D1, CME Term SOFR 3 Month + 2.8500%,
7.4178%, 10/15/37 (144A)
‡
15,000,000 15,318,834
Magnetite XVII Ltd. 2016-17A DR2, CME Term SOFR 3 Month + 3.5000%,
7.7932%, 4/20/37 (144A)
‡
6,778,000 6,955,834
Magnetite XXIII Ltd. 2019-23A DR, CME Term SOFR 3 Month + 3.3116%, 7.6117%,
1/25/35 (144A)
‡
12,000,000 12,055,782
Magnetite XXVI Ltd. 2020-26A DR, CME Term SOFR 3 Month + 3.1116%,
7.4117%, 7/25/34 (144A)
‡
3,500,000 3,500,000
Magnetite XXVIII Ltd. 2020-28A D1RR, CME Term SOFR 3 Month + 2.7000%,
7.0020%, 1/15/38 (144A)
‡
4,750,000 4,843,233
Magnetite XXXIX Ltd. 2023-39A D1R, CME Term SOFR 3 Month + 2.7000%,
7.0001%, 1/25/37 (144A)
‡
1,000,000 1,010,393
Magnetite XXXIX Ltd. 2023-39A D2R, CME Term SOFR 3 Month + 3.9000%,
8.2001%, 1/25/37 (144A)
‡
4,000,000 4,044,369
Magnetite XXXVIII Ltd. 2024-38A D, CME Term SOFR 3 Month + 3.5000%,
7.8020%, 4/15/37 (144A)
‡
5,000,000 5,133,658
Marathon CLO Ltd. 2021-16A C, CME Term SOFR 3 Month + 3.7616%, 8.0636%,
4/15/34 (144A)
‡
6,100,000 6,125,601
Mariner CLO LLC 2016-3A D1R3, CME Term SOFR 3 Month + 4.1500%,
8.4403%, 1/23/37 (144A)
‡
5,250,000 5,392,442

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Meacham Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 2.9000%,
7.6885%, 10/20/37 (144A)
‡
$ 5,000,000 $ 5,106,729
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A D, CME Term SOFR 3 Month +
3.3616%, 7.6520%, 10/20/34 (144A)
‡
2,640,000 2,650,951
Neuberger Berman CLO XVI-S Ltd. 2017-16SA DR, CME Term SOFR 3 Month +
3.1616%, 7.4636%, 4/15/34 (144A)
‡
2,625,000 2,635,703
Neuberger Berman CLO XXI Ltd. 2016-21A D1R3, CME Term SOFR 3 Month +
2.9000%, 7.1932%, 1/20/39 (144A)
‡
5,000,000 5,101,272
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D1R2, CME Term SOFR
3 Month + 3.1000%, 7.3932%, 7/18/38 (144A)
‡
4,250,000 4,341,176
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D2R2, CME Term SOFR
3 Month + 4.4500%, 8.7432%, 7/18/38 (144A)
‡
4,500,000 4,619,190
Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A DR, CME Term SOFR 3
Month + 3.5116%, 7.8048%, 4/20/31 (144A)
‡
2,000,000 2,009,389
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A DR, CME Term SOFR 3
Month + 3.1616%, 7.4692%, 10/16/33 (144A)
‡
3,000,000 3,013,415
Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A D, CME Term SOFR 3
Month + 3.9616%, 8.2548%, 1/19/33 (144A)
‡
3,000,000 3,018,727
Neuberger Berman Loan Advisers CLO 38 Ltd. 2020-38A DR, CME Term SOFR
3 Month + 3.2616%, 7.5548%, 10/20/35 (144A)
‡
1,250,000 1,255,339
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A D, CME Term SOFR 3
Month + 3.0616%, 7.3692%, 7/16/35 (144A)
‡
1,000,000 1,004,215
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A DR, CME Term SOFR 3
Month + 2.6500%, 6.9480%, 10/16/35 (144A)
‡
3,500,000 3,501,614
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A D, CME Term SOFR 3
Month + 3.2616%, 7.5486%, 10/14/35 (144A)
‡
1,500,000 1,506,790
Neuberger Berman Loan Advisers CLO 46 Ltd. 2021-46A DR, CME Term SOFR 3
Month + 2.6500%, 6.9464%, 1/20/37 (144A)
‡
3,000,000 3,001,185
Neuberger Berman Loan Advisers CLO 49 Ltd. 2022-49A DR, CME Term SOFR
3 Month + 2.8000%, 7.1001%, 7/25/35 (144A)
‡
2,150,000 2,171,482
Neuberger Berman Loan Advisers CLO 50 Ltd. 2022-50A DR, CME Term SOFR
3 Month + 2.8500%, 7.1403%, 7/23/36 (144A)
‡
2,000,000 2,020,086
Neuberger Berman Loan Advisers CLO 51 Ltd. 2022-51A D1R, CME Term SOFR
3 Month + 2.9500%, 7.2403%, 10/23/36 (144A)
‡
3,000,000 3,030,429
Neuberger Berman Loan Advisers CLO 57 Ltd. 2024-57A D1, CME Term SOFR 3
Month + 2.9000%, 7.4996%, 10/24/38 (144A)
‡
11,000,000 11,239,868
Northwoods Capital 22 Ltd. 2020-22A DRR, CME Term SOFR 3 Month +
4.9500%, 9.3086%, 9/16/31 (144A)
‡
10,587,000 10,877,549
Oaktree CLO Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4116%, 7.7136%,
7/15/34 (144A)
‡
4,780,000 4,780,000
Oaktree CLO Ltd. 2023-2A E, CME Term SOFR 3 Month + 8.6500%, 12.9432%,
7/20/36 (144A)
‡
7,000,000 7,225,412
Oaktree CLO Ltd. 2024-27A D1, CME Term SOFR 3 Month + 3.0000%, 7.7803%,
10/22/37 (144A)
‡
6,000,000 6,128,633
Obra CLO 1 Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.4000%, 7.8231%,
1/20/38 (144A)
‡
2,140,000 2,155,950
Ocean Trails CLO 8 2020-8A DRR, CME Term SOFR 3 Month + 3.4000%,
7.7020%, 7/15/34 (144A)
‡
2,500,000 2,525,232
OCP Aegis CLO Ltd. 2024-39A D2, CME Term SOFR 3 Month + 4.1000%,
8.5967%, 1/16/37 (144A)
‡
4,000,000 4,070,010
OCP CLO Ltd. 2021-21A D, CME Term SOFR 3 Month + 3.2116%, 7.5048%,
7/20/34 (144A)
‡
4,515,000 4,515,000
OCP CLO Ltd. 2020-19A DR, CME Term SOFR 3 Month + 3.4116%, 7.7048%,
10/20/34 (144A)
‡
4,700,000 4,721,620

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP CLO Ltd. 2016-11A DR2, CME Term SOFR 3 Month + 3.7000%, 8.0001%,
4/26/36 (144A)
‡
$ 1,830,000 $ 1,849,017
OCP CLO Ltd. 2023-28A D, CME Term SOFR 3 Month + 5.3500%, 9.6576%,
7/16/36 (144A)
‡
7,500,000 7,629,901
OCP CLO Ltd. 2020-8RA D1R, CME Term SOFR 3 Month + 2.9500%, 7.2529%,
10/17/36 (144A)
‡
3,500,000 3,535,502
OCP CLO Ltd. 2021-23A D1R, CME Term SOFR 3 Month + 2.7500%, 7.0317%,
1/17/37 (144A)
‡
7,000,000 7,141,768
OCP CLO Ltd. 2021-23A D2R, CME Term SOFR 3 Month + 3.9000%, 8.1817%,
1/17/37 (144A)
‡
4,000,000 4,106,182
OCP CLO Ltd. 2024-31A D, CME Term SOFR 3 Month + 3.9500%, 8.2432%,
4/20/37 (144A)
‡
18,670,000 19,142,215
OCP CLO Ltd. 2022-25A D2R, CME Term SOFR 3 Month + 4.5000%, 8.7932%,
7/20/37 (144A)
‡
3,750,000 3,845,179
OCP CLO Ltd. 2024-34A D1, CME Term SOFR 3 Month + 2.9000%, 7.8527%,
10/15/37 (144A)
‡
3,750,000 3,830,054
OCP CLO Ltd. 2015-10A D1R3, CME Term SOFR 3 Month + 2.8500%, 7.1740%,
1/26/38 (144A)
‡
3,000,000 3,062,136
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 7.6136%,
7/15/34 (144A)
‡
1,750,000 1,757,253
Octagon 56 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4616%, 7.7636%,
10/15/34 (144A)
‡
2,000,000 2,006,588
Octagon 57 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 7.6636%,
10/15/34 (144A)
‡
3,750,000 3,765,673
Octagon 70 Alto Ltd. 2023-1A D, CME Term SOFR 3 Month + 4.0900%,
8.3832%, 10/20/36 (144A)
‡
7,500,000 7,580,869
Octagon Investment Partners 18-R Ltd. 2018-18A C, CME Term SOFR 3 Month +
2.9616%, 7.2692%, 4/16/31 (144A)
‡
8,255,000 8,283,815
Octagon Investment Partners 29 Ltd. 2016-1A DR2, CME Term SOFR 3 Month +
3.3000%, 7.5932%, 7/18/39 (144A)
‡
4,000,000 4,101,743
Octagon Investment Partners 32 Ltd. 2017-1A CR3, CME Term SOFR 3 Month +
2.0500%, 6.6607%, 10/31/37 (144A)
‡
6,000,000 6,054,147
Octagon Investment Partners 41 Ltd. 2019-2A DR, CME Term SOFR 3 Month +
3.4616%, 7.7636%, 10/15/33 (144A)
‡
7,850,000 7,891,548
Octagon Investment Partners 44 Ltd. 2019-1A DR, CME Term SOFR 3 Month +
3.5116%, 7.8136%, 10/15/34 (144A)
‡
10,600,000 10,633,166
OHA Credit Funding 5 Ltd. 2020-5A D1R, CME Term SOFR 3 Month + 2.9000%,
7.1932%, 10/18/37 (144A)
‡
6,000,000 6,127,546
OHA Credit Funding 8 Ltd. 2021-8A D1R, CME Term SOFR 3 Month + 2.6500%,
6.9297%, 1/20/38 (144A)
‡
6,000,000 6,119,635
OHA Credit Funding 9 Ltd. 2021-9A D2R, CME Term SOFR 3 Month + 4.2000%,
8.4932%, 10/19/37 (144A)
‡
3,000,000 3,077,804
OHA Credit Partners VII Ltd. 2012-7A D1R3, CME Term SOFR 3 Month +
3.1616%, 7.6826%, 2/20/34 (144A)
‡
5,970,000 6,008,608
OHA Credit Partners XVI 2021-16A D2R, CME Term SOFR 3 Month + 4.1500%,
8.4432%, 10/18/37 (144A)
‡
4,500,000 4,618,045
OHA Loan Funding Ltd. 2015-1A DR3, CME Term SOFR 3 Month + 3.4616%,
7.7548%, 1/19/37 (144A)
‡
9,750,000 9,744,150
OHA Loan Funding Ltd. 2016-1A D1R2, CME Term SOFR 3 Month + 3.0500%,
7.3432%, 7/20/37 (144A)
‡
4,500,000 4,596,300
OHA Loan Funding Ltd. 2016-1A D2R2, CME Term SOFR 3 Month + 4.3500%,
8.6432%, 7/20/37 (144A)
‡
4,000,000 4,104,124
Onex CLO Subsidiary Ltd. 2024-33A D2, CME Term SOFR 3 Month + 4.4000%,
8.6932%, 7/20/37 (144A)
‡
2,300,000 2,359,764

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Orchard Park CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 2.9500%,
7.6029%, 10/20/37 (144A)
‡
$ 5,250,000 $ 5,362,126
Palmer Square CLO Ltd. 2015-1A CR5, CME Term SOFR 3 Month + 2.7500%,
7.0382%, 5/21/34 (144A)
‡
20,865,000 21,000,562
Palmer Square CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.1616%,
7.4636%, 7/15/34 (144A)
‡
4,000,000 4,021,415
Palmer Square CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.2116%,
7.5136%, 10/15/34 (144A)
‡
12,000,000 12,054,677
Palmer Square CLO Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2116%,
7.5136%, 1/15/35 (144A)
‡
4,360,000 4,382,838
Palmer Square CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.0500%,
7.3432%, 4/20/35 (144A)
‡
1,000,000 1,005,262
Palmer Square CLO Ltd. 2018-2A CR, CME Term SOFR 3 Month + 3.9000%,
8.2076%, 4/16/37 (144A)
‡
4,000,000 4,067,145
Palmer Square CLO Ltd. 2023-4A D1R, CME Term SOFR 3 Month + 2.9500%,
7.2432%, 10/20/37 (144A)
‡
2,550,000 2,604,326
Palmer Square CLO Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 2.6500%,
6.9432%, 1/20/38 (144A)
‡
5,575,000 5,683,103
Parallel Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.7116%, 8.0136%, 7/15/34
(144A)
‡
3,200,000 3,214,521
Park Avenue Institutional Advisers CLO Ltd. 2021-1A C, CME Term SOFR 3 Month
+ 4.0616%, 8.3548%, 1/20/34 (144A)
‡
5,000,000 5,026,222
Park Avenue Institutional Advisers CLO Ltd. 2022-2A CR, CME Term SOFR 3
Month + 6.0000%, 10.2932%, 1/20/37 (144A)
‡
5,000,000 5,083,401
Peace Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%, 7.5048%,
10/20/34 (144A)
‡
4,750,000 4,771,291
Peebles Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 3.5000%,
7.7932%, 4/21/37 (144A)
‡
8,000,000 8,207,450
Point Au Roche Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.0616%,
7.3548%, 7/20/34 (144A)
‡
4,000,000 4,015,577
Post CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%, 7.4932%,
4/20/35 (144A)
‡
10,750,000 10,795,804
Post CLO Ltd. 2023-1A D, CME Term SOFR 3 Month + 5.2500%, 9.5432%,
4/20/36 (144A)
‡
8,205,000 8,341,644
Post CLO VI Ltd. 2024-2A D2, CME Term SOFR 3 Month + 4.4000%, 8.8555%,
1/20/38 (144A)
‡
2,000,000 2,051,736
PPM CLO 2 Ltd. 2019-2A DR2A, CME Term SOFR 3 Month + 4.6600%,
8.9676%, 4/16/37 (144A)
‡
10,000,000 10,162,860
PPM CLO 2 Ltd. 2019-2A DR2B, CME Term SOFR 3 Month + 5.5700%,
9.8776%, 4/16/37 (144A)
‡
4,000,000 4,058,400
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 7.8932%,
7/20/37 (144A)
‡
10,000,000 10,280,307
Rad CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.0116%, 7.3019%,
4/23/34 (144A)
‡
10,000,000 10,039,935
RAD CLO 15 Ltd. 2021-15A D, CME Term SOFR 3 Month + 3.3116%, 7.6048%,
1/20/34 (144A)
‡
3,900,000 3,917,050
Rad CLO 18 Ltd. 2023-18A D, CME Term SOFR 3 Month + 5.2500%, 9.5520%,
4/15/36 (144A)
‡
2,412,000 2,453,196
RAD CLO 19 Ltd. 2023-19A D, CME Term SOFR 3 Month + 5.7500%, 10.0432%,
4/20/35 (144A)
‡
1,000,000 1,006,913
RAD CLO 21 Ltd. 2023-21A D, CME Term SOFR 3 Month + 4.4000%, 8.7001%,
1/25/33 (144A)
‡
3,250,000 3,250,000
RAD CLO 21 Ltd. 2023-21A D1R, CME Term SOFR 3 Month + 2.6000%,
0.0000%, 1/25/37 (144A)
†,‡
11,250,000 11,250,000

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Rad CLO 25 Ltd. 2024-25A D1, CME Term SOFR 3 Month + 3.1500%, 7.4432%,
7/20/37 (144A)
‡
$ 10,000,000 $ 10,260,326
RAD CLO 26 Ltd. 2024-26A D2, CME Term SOFR 3 Month + 4.2500%,
8.8420%, 10/20/37 (144A)
‡
2,250,000 2,309,436
RAD CLO 27 Ltd. 2024-27A D1, CME Term SOFR 3 Month + 2.8000%, 7.0914%,
1/15/38 (144A)
‡
8,900,000 9,078,003
Rad CLO 5 Ltd. 2019-5A DR, CME Term SOFR 3 Month + 3.4116%, 7.7083%,
7/24/32 (144A)
‡
1,000,000 1,006,788
REESE PARK CLO Ltd. 2020-1A D2RR, CME Term SOFR 3 Month + 4.0000%,
8.3020%, 1/15/38 (144A)
‡
7,500,000 7,626,676
Regatta XIII Funding Ltd. 2018-2A CR, CME Term SOFR 3 Month + 2.7000%,
7.0020%, 7/15/31 (144A)
‡
9,015,000 9,042,005
Regatta XIX Funding Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.3000%,
7.5932%, 4/20/35 (144A)
‡
1,000,000 1,005,942
Regatta XX Funding Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.3616%,
7.6636%, 10/15/34 (144A)
‡
1,850,000 1,850,000
Regatta XXIV Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.8000%,
7.1152%, 1/20/38 (144A)
‡
4,000,000 4,080,674
Riserva CLO Ltd. 2016-3A DRR, CME Term SOFR 3 Month + 3.5116%, 7.8048%,
1/18/34 (144A)
‡
7,250,000 7,279,821
Rockford Tower CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.5116%,
7.8048%, 7/20/34 (144A)
‡
2,000,000 2,008,048
Rockford Tower CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.1432%, 4/20/37 (144A)
‡
4,000,000 4,102,331
Romark CLO III Ltd. 2019-3A CR, CME Term SOFR 3 Month + 3.5616%,
7.8636%, 10/15/34 (144A)
‡
10,500,000 10,546,516
Romark CLO IV Ltd. 2021-4A C2, CME Term SOFR 3 Month + 5.2616%,
9.5506%, 7/10/34 (144A)
‡
1,500,000 1,509,242
Romark CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.8916%, 8.1936%,
1/15/35 (144A)
‡
3,735,000 3,752,284
RR 17 Ltd. 2021-17A C, CME Term SOFR 3 Month + 3.2116%, 7.5136%, 7/15/34
(144A)
‡
4,000,000 4,016,562
RR 6 Ltd. 2019-6A CR, CME Term SOFR 3 Month + 3.1616%, 7.4636%, 4/15/36
(144A)
‡
1,000,000 1,003,313
RR 7 Ltd. 2019-7A C1B, CME Term SOFR 3 Month + 3.1000%, 7.4020%, 1/15/37
(144A)
‡
1,000,000 1,004,465
Sandstone Peak II Ltd. 2023-1A D, CME Term SOFR 3 Month + 6.0200%,
10.3132%, 7/20/36 (144A)
‡
7,000,000 7,000,000
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.1501%, 4/25/37 (144A)
‡
6,750,000 6,960,809
Sandstone Peak Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.3500%,
7.6520%, 10/15/34 (144A)
‡
10,375,000 10,660,058
Signal Peak CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.4616%,
7.7582%, 1/24/35 (144A)
‡
4,000,000 4,017,375
Signal Peak CLO 5 Ltd. 2018-5A D1R, CME Term SOFR 3 Month + 4.2000%,
8.5001%, 4/25/37 (144A)
‡
7,000,000 7,195,152
Sixth Street CLO VIII Ltd. 2017-8A CR2, CME Term SOFR 3 Month + 2.9500%,
7.2432%, 10/20/34 (144A)
‡
9,000,000 9,082,289
Sixth Street CLO XIII Ltd. 2019-13A DR, CME Term SOFR 3 Month + 3.4116%,
7.7136%, 4/15/34 (144A)
‡
2,000,000 2,010,861
Sixth Street CLO XIX Ltd. 2021-19A D, CME Term SOFR 3 Month + 3.2616%,
7.5548%, 7/20/34 (144A)
‡
6,500,000 6,533,305
Sixth Street CLO XVI Ltd. 2020-16A DR, CME Term SOFR 3 Month + 4.6500%,
8.9432%, 1/20/37 (144A)
‡
2,350,000 2,412,799

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Southwick Park CLO LLC 2019-4A DR, CME Term SOFR 3 Month + 3.2116%,
7.5048%, 7/20/32 (144A)
‡
$ 5,380,000 $ 5,401,445
Symphony CLO 44 Ltd. 2024-44A D, CME Term SOFR 3 Month + 3.2000%,
7.4870%, 7/14/37 (144A)
‡
2,000,000 2,052,666
Symphony CLO XXXI Ltd. 2022-31A D, CME Term SOFR 3 Month + 3.2000%,
7.4901%, 4/22/35 (144A)
‡
1,500,000 1,505,205
TCW CLO Ltd. 2020-1A CR3, CME Term SOFR 3 Month + 2.0000%, 6.2932%,
4/20/34 (144A)
‡
2,000,000 2,007,948
TCW CLO Ltd. 2017-1A DRR, CME Term SOFR 3 Month + 3.9316%, 8.2255%,
10/29/34 (144A)
‡
8,000,000 8,035,895
TCW CLO Ltd. 2018-1A D1R3, CME Term SOFR 3 Month + 3.5000%, 8.0301%,
10/25/35 (144A)
‡
4,592,066 4,636,609
TCW CLO Ltd. 2021-1A D1R1, CME Term SOFR 3 Month + 3.1000%, 7.4514%,
1/20/38 (144A)
‡
16,000,000 16,335,406
TICP CLO XI Ltd. 2018-11A DR, CME Term SOFR 3 Month + 3.7000%, 8.0001%,
4/25/37 (144A)
‡
4,100,000 4,184,757
TICP CLO XII Ltd. 2018-12A DR, CME Term SOFR 3 Month + 3.5616%, 7.8636%,
7/15/34 (144A)
‡
5,150,000 5,173,241
Tralee CLO VII Ltd. 2021-7A D, CME Term SOFR 3 Month + 3.4416%, 7.7417%,
4/25/34 (144A)
‡
5,100,000 5,123,929
TRESTLES CLO III Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 3.1500%,
7.4432%, 10/20/37 (144A)
‡
3,900,000 4,000,376
TRESTLES CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.3616%,
7.6548%, 10/20/34 (144A)
‡
3,000,000 3,013,465
Trimaran Cavu Ltd. 2019-1A D1AR, CME Term SOFR 3 Month + 2.9500%,
7.2653%, 1/20/37 (144A)
‡
6,000,000 6,060,058
Trinitas CLO VII Ltd. 2017-7A D2R, CME Term SOFR 3 Month + 3.5616%,
7.8617%, 1/25/35 (144A)
‡
6,500,000 6,513,004
Trinitas CLO XII Ltd. 2020-12A D, CME Term SOFR 3 Month + 4.2616%, 8.5617%,
4/25/33 (144A)
‡
5,000,000 5,026,879
Trinitas CLO XVI Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.5616%,
7.8548%, 7/20/34 (144A)
‡
2,250,000 2,260,896
Trinitas CLO XVII Ltd. 2021-17A D, CME Term SOFR 3 Month + 3.7616%,
8.0548%, 10/20/34 (144A)
‡
6,300,000 6,331,314
Trinitas CLO XXIV Ltd. 2024-24A D1, CME Term SOFR 3 Month + 4.1000%,
8.4001%, 4/25/37 (144A)
‡
4,000,000 4,112,120
Unity-Peace Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.5000%,
7.7932%, 4/20/35 (144A)
‡
4,000,000 4,019,124
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%,
7.7848%, 10/20/34 (144A)
‡
2,000,000 2,008,492
Venture XXII CLO Ltd. 2015-22A DR, CME Term SOFR 3 Month + 3.0116%,
7.3136%, 1/15/31 (144A)
‡
2,500,000 2,503,047
Voya CLO Ltd. 2018-2A D, CME Term SOFR 3 Month + 3.0116%, 7.3136%,
7/15/31 (144A)
‡
1,519,000 1,525,232
Voya CLO Ltd. 2017-3A CR, CME Term SOFR 3 Month + 3.4116%, 7.7048%,
4/20/34 (144A)
‡
2,260,000 2,267,918
Voya CLO Ltd. 2021-1A DR, CME Term SOFR 3 Month + 2.8000%, 0.0000%,
7/15/34 (144A)
†,‡
11,500,000 11,557,500
Voya CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4116%, 7.7136%,
7/15/34 (144A)
‡
1,150,000 1,155,830
Voya CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.5116%, 7.8048%,
10/20/34 (144A)
‡
4,030,000 4,046,604
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 7.7636%,
1/15/35 (144A)
‡
1,250,000 1,254,329

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya CLO Ltd. 2019-1A D1RR, CME Term SOFR 3 Month + 3.0500%, 7.4987%,
10/15/37 (144A)
‡
$ 3,000,000 $ 3,062,804
Voya CLO Ltd. 2020-3A D1RR, CME Term SOFR 3 Month + 2.7000%, 6.9932%,
1/20/38 (144A)
‡
2,000,000 2,039,255
Voya CLO Ltd. 2024-7A D1, CME Term SOFR 3 Month + 2.8500%, 7.1363%,
1/20/38 (144A)
‡
1,500,000 1,531,765
Whetstone Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%,
7.4548%, 1/20/35 (144A)
‡
2,350,000 2,359,617
Whitebox CLO II Ltd. 2020-2A D1R2, CME Term SOFR 3 Month + 2.9000%,
7.1966%, 10/24/37 (144A)
‡
5,000,000 5,106,555
Wind River CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4616%, 7.7548%,
1/20/35 (144A)
‡
7,500,000 7,492,905
Wind River CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 4.7000%,
8.9932%, 7/20/35 (144A)
‡
8,000,000 8,045,600
Total Collateralized Loan Obligations (cost $1,795,108,698) 1,808,992,890
Exchange Traded Fund - 1 .7%
Janus Henderson AAA CLO ETF
£
(cost $30,531,000) 600,000 30,624,000
Total Investments (total cost $ 1,825,639,698 ) - 102 .0% 1,839,616,890
Liabilities, net of Cash, Receivables and Other Assets - (2.0%) (35,421,709)
Net Assets - 100.0% $1,804,195,181
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,839,616,890 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 1.7%
Exchange Traded Fund - 1.7%
Janus Henderson AAA
CLO ETF $ – $ 50,550,230 $ (20,029,197) $ 9,967 $ 93,000 $ 30,624,000 600,000 $ 110,755
Money Market Funds - N/A
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
8,960,001 363,107,566 (372,067,567) – – – – 244,292
Total Affiliated Investments
- 1.7% $8,960,001 $413,657,796 $(392,096,764) $9,967 $93,000 $30,624,000 $355,047

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
† The position has not yet settled as of January 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $1,808,992,890 which represents 100.3% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,808,992,890 $ — $ 1,808,992,890
Exchange Traded Fund 30,624,000 — — 30,624,000
Total Assets $ 30,624,000 $ 1,808,992,890 $ — $ 1,839,616,890

Janus Henderson B-BBB CLO ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson B-BBB CLO ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-70446 03-25